Summary Prospectus

Class E Shares : AMREX

Effective November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 800-525-2406, optin@americangrowthfund.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 800-525-2406, optout@americangrowthfund.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all American Growth Fund, Inc. funds held directly or to all funds held through your financial intermediary, as applicable.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents

Fee Table, 3

Investment Objectives/Goals, 3

Payments to Broker-Dealers and Other Financial Intermediaries, 7

Portfolio Manager, 7

Portfolio Turnover, 3

Principal Investment Strategy, 4

Principal risks of investing in the Fund, 4

Purchase and Sale of Fund Shares, 7

Risk Return Summary, 3

Risk/Return Bar Chart and Table, 6

Tax Consequences, 7

The Investment Adviser, 7

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Risk/Return Summary
Investment Objectives/Goals
The Fund’s primary objective is growth of capital.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 16 of this prospectus.

Class E
SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower (a)	1%
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption Fees	None
Exchange Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2019:

Management Fees	1.00)%
Distribution and Service (12b-1) fees	0.30)%
Other Expenses	8.60)%
Acquired Fund fees and expenses (b)	0.03)%
Total Annual Fund Operating Expenses before fee waiver (c)	9.93)%
Fee Waiver (d)	(1.00)%
Total Annual Fund Operating Expenses (e)	8.93)%

(a) Purchases of $1,000,000 or more or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

(b) The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(c) The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
(d) Fee Waiver Agreement was executed August 1, 2019.

(e) The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses and fee waiver which started August 1, 2019.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E	$1,485	$3,174	$4,701	$7,911

You would pay the following expenses if you did not redeem your shares:

Class E	$1,485	$3,174	$4,701	$7,911

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, the Fund may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and Real Estate Investment Trusts (“REITs”). Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.
There are several reasons that could cause the Adviser to sell all, or a portion of, a position of the Fund’s portfolio holdings. These reasons include, in the Adviser’s opinion, one of more of the following occurs: (i) the company no longer meets the investment criteria defined above; (ii) a particular security has achieved the Adviser’s investment expectations; (iii) the reason(s) for maintaining the position are no longer valid; (iv) the Adviser’s view of the business fundamentals or management of the underlying company changes; (v) a more attractive investment opportunity is found; (vi) general market conditions trigger a change in the Adviser’s assessment criteria; (vii) for other portfolio management reasons; or (viii) the Fund requires cash to meet redemption requests.

Principal risks of investing in the Fund
The primary risks of investing in the Fund are:

~ General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall over time. The value of the American Growth Series Two Fund can fluctuate as markets fluctuate over long and short periods of time.
~ Stock Market Risk - the value of an investment may fluctuate.
~ Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on the American Growth Series Two Fund.
~ Cannabis and Hemp Industry Risk – The cannabis industry is a very young, fast evolving industry with increased exposure to rule changes, changes in laws, heightened enforcement of existing laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities.
~ Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.
~ Industry and Security Risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.  The Fund may have significant holdings in certain industries and thus may be more susceptible to volatility in those industries, and thus more

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susceptible to losses.
~ Management and Selection Risk — The risk that the securities selected by the Fund’s management may underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
~ Large Cap Company Risk - slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion.
~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.
~ Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it's hard for investors to get the facts about the company's management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies.
~ REITs Risk - REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income.
~ Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
~ Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
~ New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies.
~ Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.
~ Liquidity Risk - American Growth Series Two Fund may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable.
~ Convertible Security Risk - risk of loss of principal before maturity.
~ Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
~ Risks Related to Investing in Canada. Because some of the investments of the Fund may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.
~ Portfolio Turnover Risk - High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund

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expenses and lower total return.
~ Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Loss of some or all of the money you invest is a risk of investing in Series Two.
Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Please see the Statement of Additional Information for further discussion of risks.

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Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year, 5 year and since inception (February 23, 2011) of Series Two compared to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

* The Fund’s performance includes pre-cannabis periods.

Best calendar quarter ended 12/17: 25.88%. Worst calendar quarter ended 12/18: -22.47%. Year to date performance for the period ended 09/30/2019 was -5.11%.

Average annual total returns for the periods ended December 31, 2018	One Year	Five Year**	Since Inception** (02/23/2011)
Class E Return before taxes*	-28.89%	-8.75%	-4.48%
Class E Return after taxes on Distributions	-28.89%	-11.04%	-6.23%
Class E Return after taxes on Distributions and Sale of Fund Shares	-24.24%	-6.62%	-3.50%
Standard and Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	10.73%

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*Assumes redemption at end of time period.
** For the periods shown prior July 29, 2016, the Fund returns reflect the Fund's performance prior to the change in the Fund's investment strategy to focus on the cannabis business.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

The Investment Adviser
The investment adviser is Investment Research Corporation. The Investment Advisor and Underwriter are under common ownership and share many of the same employees.

Portfolio Manager
The Fund is managed by an Investment Committee made up of Timothy Taggart, the Fund´s President, and Robert Fleck, an employee of the Advisor, who have both acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares
When purchasing Fund shares there is no minimum initial or subsequent amount required. You can purchase and sell your shares on any business day through your financial adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO, 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. For more information please visit www.agfseries2.com.

Tax Consequences
Distributions from the Fund’s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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